Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease
Schedule of Lease Cost	Operating lease expense for the three months ended March 31, 2025 and 2024 was as follows:
	2025	2024

Operating lease cost – straight line	$193,690	$194,441
Operating lease expense for the years ended December 31, 2024 and 2023 was as follows:
	2024	2023

Operating lease cost – straight line	$802,044	$831,262

Schedule of Operating Lease Liability Maturity

The following is a schedule, by years, of maturities of operating lease liabilities as of March 31:

Operating Leases
2025	$589,922
2026	672,933
2027	72,265
2028	43,277
Thereafter	-
Total undiscounted cash flows
Less: imputed interest	(43,530)
Present value of lease liabilities	1,334,867

The following is a schedule, by years, of maturities of operating lease liabilities as of December 31,2024:

Operating Leases
2025	$788,186
2026	672,549
2027	71,881
2028	42,958
Thereafter	1,575,574
Total undiscounted cash flows
Less: imputed interest	(55,645)
Present value of lease liabilities	1,519,929

Schedule of Lease Term and Discount Rate

March 31, 2025
Weighted-average remaining lease term – years
Operating leases – USA	1.63
Operating leases – Malaysia	3.55

Weighted-average discount rate (%)
Operating leases – USA	3.48
Operating leases – Malaysia	2.78

December 31, 2024
Weighted-average remaining lease term – years
Operating leases – USA	1.87
Operating leases – Malaysia	3.79

Weighted-average discount rate (%)
Operating leases – USA	3.49
Operating leases – Malaysia	2.78

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases where the Company was the lessee for the three months ended March 31, 2025 and 2024 was as follows:

	2025	2024

Operating cash outflows from operating leases	$186,413	$178,605

Supplemental cash flow information related to leases where the Company was the lessee for the year ended December 31, 2024 and 2023 was as follows:

	2024	2023

Operating cash outflows from operating leases	$810,960	$814,230